Share-Based Compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock And Performance Stock Units [Member] - R S L Equity Plans Member	12 Months Ended
Mar. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning | shares	7,294,028
Granted | shares	20,948,227
Vested | shares	(5,111,550)
Forfeited | shares	(1,173,956)
Non-vested balance, ending | shares	21,956,749
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 11.86
Weighted Average Grant Date Fair Value, Granted | $ / shares	10.44
Weighted Average Grant Date Fair Value, vested | $ / shares	11.6
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	10.79
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 10.63